Intangible Assets - Schedule of Amortization Expense (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Amortization				$ 744	$ 746
Successor [Member]
Amortization	$ 132
Predecessor [Member]
Amortization		$ 154	$ 187